Commitments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Commitments
35	COMMITMENTS
(a) Capital commitments
At December 31, 2020, the Group’s capital commitments contracted but not provided for mainly relating to property, plant and equipment were RMB 714 (December 31, 2019: RMB 56,856).
The operating lease and capital commitments above are transactions mainly with CNPC and its fellow subsidiaries.
(b) Exploration and production licenses
The Company is obligated to make annual payments with respect to its exploration and production licenses to the Ministry of Natural Resources. Payments incurred were RMB 700 for the year ended December 31, 2020 (2019: RMB 535, 2018: RMB 650).
According to the current policy, estimated annual payments for the next five years are as follows:

	December 31, 2020	December 31, 2019
	RMB	RMB
Within one year	800	800
Between one and two years	800	800
Between two and three years	800	800
Between three and four years	800	800
Between four and five years	800	800